Liability under insurance contracts (Tables)	12 Months Ended
Dec. 31, 2022
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Summary of insurance liabilities
(c)	Insurance liabilities as of December 31, 2021 and 2022 are as follows:

	2021		2022
Policy reserve	~~W~~	54,330,046	54,316,740
Policyholder’s equity adjustment		3,452	(1,616)

	~~W~~	54,333,498	54,315,124

Summary of policy reserve
(d)	Policy reserve as of December 31, 2021 and 2022 are as follows:

	2021		2022
Life insurance:
Variable interest rate	~~W~~	29,399,446	27,303,550
Fixed interest rate		24,930,600	26,919,128

		54,330,046	54,222,678

General insurance:
Automotive		—	1,880
General		—	89,297
Long-term		—	2,885

		—	94,062

	~~W~~	54,330,046	54,316,740

Summary of details policy reserves
(e)	The details of policy reserves for insurance risk classification as of December 31, 2021 and 2022 are as follows:

	2021
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	14,515,676	28,443,718	9,078,015	52,037,409	15,609	64	15,673	52,053,082
Guarantee reserve		24,717	284,474	871	310,062	—	—	—	310,062
Unearned premium reserve		1	1,660	—	1,661	8	—	8	1,669
Reserve for outstanding claims		266,157	1,137,858	424,897	1,828,912	14,376	—	14,376	1,843,288
Interest rate difference guarantee reserve		1,734	130	7	1,871	—	—	—	1,871
Mortality gains reserve		6,894	34,085	88	41,067	2	—	2	41,069
Interest gains reserve		23,031	242	12	23,285	—	—	—	23,285
Expense gains reserve		6,068	7,595	—	13,663	—	—	—	13,663
Long term duration dividend reserve		26,799	12,663	7	39,469	—	—	—	39,469
Reserve for policyholder’s profit dividend		1,635	—	—	1,635	—	—	—	1,635
Reserve for losses on dividend insurance contract		953	—	—	953	—	—	—	953

	~~W~~	14,873,665	29,922,425	9,503,897	54,299,987	29,995	64	30,059	54,330,046

	2022
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal
Premium reserve	~~W~~	14,123,768	30,270,677	7,589,977	51,984,422	13,556	66	13,622
Guarantee reserve		20,514	278,826	745	300,085	—	—	—
Unearned premium reserve		2	1,642	—	1,644	1	—	1
Reserve for outstanding claims		275,089	1,182,023	338,747	1,795,859	14,154	—	14,154
Interest rate difference guarantee reserve		1,496	106	6	1,608	—	—	—
Mortality gains reserve		5,932	31,100	70	37,102	2	—	2
Interest gains reserve		22,202	209	10	22,421	—	—	—
Expense gains reserve		5,490	7,060	—	12,550	—	—	—
Long term duration dividend reserve		24,550	11,881	6	36,437	—	—	—
Reserve for policyholder’s profit dividend		1,616	—	—	1,616	—	—	—
Reserve for losses on dividend insurance contract		1,155	—	—	1,155	—	—	—

	~~W~~	14,481,814	31,783,524	7,929,561	54,194,899	27,713	66	27,779

	2022
	General insurance
	Automotive		General	Long-term	Subtotal	Total
Premium reserve	~~W~~	—	—	2,814	2,814	52,000,858
Guarantee reserve		—	—	—	—	300,085
Unearned premium reserve		—	86,699	—	86,699	88,344
Reserve for outstanding claims		1,880	2,598	71	4,549	1,814,562
Interest rate difference guarantee reserve		—	—	—	—	1,608
Mortality gains reserve		—	—	—	—	37,104
Interest gains reserve		—	—	—	—	22,421
Expense gains reserve		—	—	—	—	12,550
Long term duration dividend reserve		—	—	—	—	36,437
Reserve for policyholder’s profit dividend		—	—	—	—	1,616
Reserve for losses on dividend insurance contract		—	—	—	—	1,155

	~~W~~	1,880	89,297	2,885	94,062	54,316,740

Summary of changes in policy reserves
(f)	Changes in policy reserves

Changes	in policy reserves for the year ended December 31, 2021 and 2022 are as follows

	2021
	Insurance contracts with fixed-interest		Insurance contracts with variable-interest	Total
Beginning balance	~~W~~	23,414,098	29,977,303	53,391,401
Reserve (*)		1,516,502	(577,857)	938,645

Ending balance	~~W~~	24,930,600	29,399,446	54,330,046

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets and includes effects from changes in foreign exchange rate .

	2022
	Life insurance				General insurance
	Insurance contracts with fixed-interest		Insurance contracts with variable-interest	Subtotal	Automotive	General	Long-term	Subtotal	Total
Beginning balance	~~W~~	24,930,600	29,399,446	54,330,046	—	—	—	—	54,330,046
Reserve (*)		1,988,528	(2,095,896)	(107,368)	978	20,127	1,551	22,656	(84,712)
Business combination (Note 47)		—	—	—	902	69,170	1,334	71,406	71,406

Ending balance	~~W~~	26,919,128	27,303,550	54,222,678	1,880	89,297	2,885	94,062	54,316,740

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets and includes effects from changes in foreign exchange rate.

Summary of changes in policy reserves by insurance risk classification
(g)	Changes in policy reserves by insurance risk classification

	2021
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Sub total	Total
Beginning balance	~~W~~	14,936,578	28,074,444	10,346,489	53,357,511	33,828	62	33,890	53,391,401
Reserve (reversal) (*)		(62,913)	1,847,981	(842,592)	942,476	(3,833)	2	(3,831)	938,645

Ending balance	~~W~~	14,873,665	29,922,425	9,503,897	54,299,987	29,995	64	30,059	54,330,046

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets and includes effects from changes in foreign exchange rate.

	2022
	Individual insurance					Group insurance			General insurance
	Pure endowment		Death	Endowment	Sub total	Pure protection	Savings	Sub total	Auto- motive	General	Long- term	Sub total	Total
Beginning balance	~~W~~	14,873,665	29,922,425	9,503,897	54,299,987	29,995	64	30,059	—	—	—	—	54,330,046
Reserve (reversal) (*)		(391,851)	1,861,099	(1,574,336)	(105,088)	(2,282)	2	(2,280)	978	20,127	1,551	22,656	(84,712)
Business combination (Note 47)		—	—	—	—	—	—	—	902	69,170	1,334	71,406	71,406

Ending balance	~~W~~	14,481,814	31,783,524	7,929,561	54,194,899	27,713	66	27,779	1,880	89,297	2,885	94,062	54,316,740

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets and includes effects from changes in foreign exchange rate.

Summary of reinsurance credit risk
(h)	Reinsurance credit risk as of December 31, 2021 and 2022 are as follows:

	2021			2022
	Reinsurance assets		Reinsurance account receivable	Reinsurance assets	Reinsurance account receivable
AAA	~~W~~	—	—	22,687	4,525
AA- to AA+		15,310	23,472	33,859	53,317
A- to A+		31,740	46,615	274,704	93,633
Unrated		—	—	118	204

	~~W~~	47,050	70,087	331,368	151,679

Summary of income or expenses on insurance
(i)	Income or expenses on insurance for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Insurance income:
Premium income	~~W~~	7,037,308	6,255,872	6,258,858
Reinsurance income (*1)		152,892	153,534	182,566
Provision for insurance liabilities (*1),(*2)		—	—	342,088
Separate account income		57,553	75,117	107,393

		7,247,753	6,484,523	6,890,905

Insurance expenses:
Claims paid		5,564,875	5,346,364	6,467,553
Reinsurance premium expenses (*1)		167,215	175,282	456,732
Provision for insurance liabilities (*1),(*2)		1,311,252	933,875	—
Separate account expenses		57,553	75,116	107,394
Acquisition costs		802,942	687,469	662,244
Collection expenses and discount fee		19,922	16,810	18,575
Deferred acquisition costs		(486,972)	(397,196)	(398,660)
Amortization of deferred acquisition costs		414,898	422,189	404,300

		7,851,685	7,259,909	7,718,138

Net loss on insurance	~~W~~	(603,932)	(775,386)	(827,233)

(*1)	It includes reinsurance expenses of ~~W~~ 244,855 million, reinsurance income of ~~W~~ 7,314 million and reversal of insurance liabilities of ~~W~~ 242,071 million due to the joint reinsurance entered during 2022 .
(*2)	Interest expenses on savings insurance contracts are included.

Summary of maturity of premium reserve
(j)	Maturity of premium reserve as of December 31, 2021 and 2022 are as follows:

	2021
	Less than or equal to 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Life insurance:
Variable interest rate	~~W~~	906,017	1,492,275	1,420,942	653,388	2,001,348	20,082,744	26,556,714
Fixed interest rate		99,289	471,909	772,549	687,077	2,072,122	21,393,422	25,496,368

Ending balance	~~W~~	1,005,306	1,964,184	2,193,491	1,340,465	4,073,470	41,476,166	52,053,082

	2022
	Less than or equal to 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Life insurance:
Variable interest rate	~~W~~	616,479	911,463	856,451	650,770	1,847,433	19,601,653	24,484,249
Fixed interest rate		223,095	546,105	1,011,399	698,021	1,979,082	23,056,093	27,513,795

		839,574	1,457,568	1,867,850	1,348,791	3,826,515	42,657,746	51,998,044
General insurance:
Long-term		—	—	—	40	2,774	—	2,814

Ending balance	~~W~~	839,574	1,457,568	1,867,850	1,348,831	3,829,289	42,657,746	52,000,858

Summary of result liability adequacy test
i) Scope
Liability adequacy tests were performed on the premium reserve, unearned premium reserve and guarantee reserve for the contracts held at December 31, 2022. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost and Loan on policy in accordance with the Article
6-3
of Regulation on Supervision of Insurance Business Act.
ii) Output overview
In the debt appraisal system, the insurance premium surplus method is applied to calculate premium deficits. Premium deficiency refers to deficiency when the amount of accumulated reserve is insufficient due to a decrease in the interest rate after the sale of the product or an increase in the risk rate compared with the expected basic rate at the time of product development.
The insurance premium standard inspection method is a method of calculating the reserve amount based on the present value of total income reflecting the interest rate, the risk rate, the business ratio, the cancelation rate, etc. and the present value of the total expenditure, that is, interest rate(discount rate), business ratio, risk rate, and cancelation rate calculated based on the Group’s own experience, which reflects company-specific characteristics, and does not reflect subjective factors such as management’s willingness to improve management.

iii) Assumptions and basis of calculation applied
The assumptions and basis of calculation applied to calculate the estimates of future cash flows when performing liability adequacy test for the years ended December 31, 2021 and 2022 are as follows. The criteria of Insurance contract liability adequacy test were changed during the period, and the Group has applied the change in the accounting policy as it provides more reliable and relevant information on the estimate of future cash flows, and the notes as of December 31, 2021 and January 1, 2021 have been restated.

Assumptions
	January 1, 2021	December 31, 2021	December 31, 2022	Assumption applied and calculation method
Discount rate	Shinhan Life Insurance Co., Ltd. -3.623% ~ 23.477% Orange Life Insurance Co., Ltd. -3.623% ~ 23.477%	-3.39% ~ 19.541%	-2.838% ~ 21.144%	The interest rate scenario calculated and presented by the Financial Supervisory Service as a scenario in which a liquidity premium is added to the risk-free rate of return scenario.

Mortality rate	Shinhan Life Insurance Co., Ltd. 10.38% ~ 585.90% Orange Life Insurance Co., Ltd. 15% ~ 255%	16% ~ 751%	9% ~ 771%
• Death due to other causes: Based on the statistics illustrating the past five-year experience, the ratio of premiums to on-level
risk premiums by risk collateral and time elapsed.
• Death due to natural causes: The ratio of actual mortality to the latest expected mortality

Surrender ratio	Shinhan Life Insurance Co., Ltd. 0.53% ~ 29.83% Orange Life Insurance Co., Ltd. 0% ~ 61%	0% ~ 84%	0% ~ 78%	Lapse rate by sales channel, product, and time elapsed for the past five years.

iv) The result of liability adequacy test as of January 1, 2021 and December 31, 2021 and 2022 are as follows:
<Shinhan Life Insurance>

	January 1, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	598,793	1,371,496	(772,703)
Variable interest		915,382	1,062,384	(147,002)
Non- Participating:
Fixed interest		7,230,482	4,222,670	3,007,812
Variable interest		14,456,394	13,753,963	702,431
Variable type		165,259	61,212	104,047

	~~W~~	23,366,310	20,471,725	2,894,585

	December 31, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	1,371,625	2,098,387	(726,762)
Variable interest		2,099,040	3,024,911	(925,871)
Non- Participating:
Fixed interest		18,749,426	8,155,797	10,593,629
Variable interest		23,059,035	21,378,217	1,680,818
Variable type		109,753	(1,437,388)	1,547,141

	~~W~~	45,388,879	33,219,924	12,168,955

	December 31, 2022
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	1,388,054	1,679,179	(291,125)
Variable interest		2,082,019	2,890,311	(808,292)
Non- Participating:
Fixed interest		20,382,784	6,245,441	14,137,343
Variable interest		21,124,126	17,994,755	3,129,371
Variable type		147,988	(1,104,320)	1,252,308
Co-reinsurance		240,720	135,465	105,255

	~~W~~	45,365,691	27,840,831	17,524,860

<Orange Life Insurance>

	January 1, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	745,614	793,719	(48,105)
Variable interest		1,174,807	1,698,984	(524,177)
Non- Participating:
Fixed interest		10,061,004	5,850,160	4,210,844
Variable interest		9,190,507	8,998,793	191,714
Variable type		(15,032)	(1,548,878)	1,533,846

	~~W~~	21,156,900	15,792,778	5,364,122

Summary of future cash flows performing liability adequacy test
The assumptions and basis of calculation applied to calculate the estimates of future cash flows when performing liability adequacy test for the year ended December 31, 2022 are as follows.

	Assumptions
	January 1, 2021	December 31, 2021	December 31, 2022	Assumption applied and calculation method
Long-term (*):

Discount rate	-3.623%~23.477%	-3.39%~19.541%	-2.838%~21.144%	The interest rate scenario calculated and presented by the Financial Supervisory Service as a scenario in which a liquidity premium is added to the risk-free rate of return scenario.

Loss rate	3%~365%	19%~131%	49%~145%	Due to lack of empirical statistics, the application of long-term non-life insurance industry statistics and risk rates applied to calculating product prices by insurance coverage

Lapse ratio	0%~15%	0%~17%	0%~18%	Due to lack of empirical statistics, the application of long-term non-life insurance industry statistics

General:

Loss rate	39%	36%	37%	Based on the statistics illustrating the past five-year experience, the ratio of incurred loss to earned premium

Loss Assumed Expense ratio	11%	21%	19%	Based on the statistics illustrating the past three-year experience, the ratio of best estimated LAE(Loss Assumed Expense) ratio

Administration expense ratio	63%	62%	70%	Based on the statistics illustrating the past one-year experience, the ratio of best estimated expense ratio

(*)
Among the expense ratios, the new acquisition cost was calculated based on the amount to be executed in the future in accordance with related regulations such as internal recruitment allowance regulations, and the maintenance cost was calculated for each cost driver based on experience statistics for the last year.

iv) The result of liability adequacy test as of January 1, 2021 and December 31, 2021 and 2022 are as follows:

	January 1, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Long-term	~~W~~	—	(1,610)	1,610
General		21,453	19,188	2,265

	~~W~~	21,453	17,578	3,875

	December 31, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Long-term	~~W~~	12	2,496	(2,484)
General		53,442	53,663	(221)

	~~W~~	53,454	56,159	(2,705)

	December 31, 2022
	Provisions for test		LAT base	Premium surplus (loss)
Long-term	~~W~~	16	2,627	(2,611)
General		85,187	86,699	(1,512)

	~~W~~	85,203	89,326	(4,123)